Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,200,000.00
Total Fee Amount	104.40
Total Offset Amount	0.00
Net Fee	$ 104.40
Offering Table N/A
Offset Table N/A	N/A